Changes in Liabilities Arising from Financing Activities	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Changes in Liabilities Arising from Financing Activities

36. CHANGES IN LIABILITIES ARISING FROM FINANCING ACTIVITIES

The table below shows the changes in liabilities arising from financing activities.

	2018					2017
	Balance sheet line item					Balance sheet line item
	Debt securities in issue £m	Subordinated liabilities £m	Other equity instruments £m	Dividends paid £m	Total £m	Debt securities in issue £m	Subordinated liabilities £m	Other equity instruments £m	Dividends paid £m	Total £m
At 1 January	48,860	3,793	2,041	—	54,694	54,792	4,303	1,545	—	60,640
Cash flows from financing activities	7,272	(277)	—	(1,308)	5,687	(4,986)	(52)	496	(1,001)	(5,543)
Cash flows from operating activities	(2,760)	(2)	—	—	(2,762)	112	254	—	—	366
Non-cash changes:
– Unrealised foreign exchange	(2,085)	149	—	—	(1,936)	(685)	(235)	—	—	(920)
– Other changes	4,619	(62)	—	1,308	5,865	(373)	(477)	—	1,001	151

At 31 December	55,906	3,601	2,041	—	61,548	48,860	3,793	2,041	—	54,694

Santander UK Group Holdings plc [member]
Statement [LineItems]
Changes in Liabilities Arising from Financing Activities

11. CHANGES IN LIABILITIES ARISING FROM FINANCING ACTIVITIES

The table below shows the changes in liabilities arising from financing activities.

	2018					2017
	Balance sheet line item					Balance sheet line item
	Debt securities in issue £m	Subordinated liabilities £m	Other equity instruments £m	Dividends paid £m	Total £m	Debt securities in issue £m	Subordinated liabilities £m	Other equity instruments £m	Dividends paid £m	Total £m
At 1 January	6,256	1,116	2,041	—	9,413	4,464	1,222	1,545	—	7,231
Cash flows from financing activities	2,658	—	—	(1,268)	1,390	2,103	—	496	(964)	1,635
Cash flows from operating activities	(7)	—	—	—	(7)	(3)	—	—	—	(3)
Non-cash changes:
– Unrealised foreign exchange	418	—	—	—	418	(324)	(106)	—	—	(430)
– Other changes	(30)	69	—	1,268	1,307	16	—	—	964	980

At 31 December	9,295	1,185	2,041	—	12,521	6,256	1,116	2,041	—	9,413